OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Current and non-current balances (Details) - CLP ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Current and non-current balances
Current bonds issued and current portion of non-current bonds issued		$ 26,103,215	$ 19,347,033
Non-current portion of non-current bonds issued		1,027,864,462	925,968,913
CMF Registration N254 06.13.2001 Series B
Current and non-current balances
Notional amount		$ 1,389,336
Borrowings, interest rate		6.50%
Current bonds issued and current portion of non-current bonds issued		$ 8,769,787	7,776,693
Non-current portion of non-current bonds issued		34,515,188	40,388,468
CMF Registration N641 08.23.2010 Series C
Current and non-current balances
Notional amount		$ 1,363,636
Borrowings, interest rate		4.00%
Current bonds issued and current portion of non-current bonds issued		$ 4,853,856	647,672
Non-current portion of non-current bonds issued		38,035,317	43,605,495
CMF Registration N760 08.20.2013 Series D
Current and non-current balances
Notional amount		$ 4,000,000
Borrowings, interest rate		3.80%
Current bonds issued and current portion of non-current bonds issued		$ 1,737,109	1,629,677
Non-current portion of non-current bonds issued		123,966,960	116,281,320
CMF Registration N760 04.02.2014 Series E
Current and non-current balances
Notional amount		$ 3,000,000
Borrowings, interest rate		3.75%
Current bonds issued and current portion of non-current bonds issued		$ 1,151,467	1,083,063
Non-current portion of non-current bonds issued		92,975,229	87,210,999
CMF Registration N912 10.10.2018 Series F
Current and non-current balances
Notional amount		$ 5,700,000
Borrowings, interest rate		2.83%
Current bonds issued and current portion of non-current bonds issued		$ 1,316,202	1,234,601
Non-current portion of non-current bonds issued		176,652,918	165,700,881
Bonds USA 2023
Current and non-current balances
Notional amount		$ 365,000,000
Borrowings, interest rate		5.00%
Current bonds issued and current portion of non-current bonds issued		$ 3,853,898	3,243,709
Non-current portion of non-current bonds issued		308,311,850	259,496,750
Bonds USA 2050
Current and non-current balances
Notional amount		$ 300,000,000
Borrowings, interest rate		3.95%
Current bonds issued and current portion of non-current bonds issued		$ 4,420,896	3,731,618
Non-current portion of non-current bonds issued		253,407,000	213,285,000
Bonds payable (current)
Current and non-current balances
Notional amount	[1]	26,103,215	19,347,033
Current interest payable		$ 13,333,338	$ 11,841,892

[1]	Gross amounts do not consider discounts related to issuance.